UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2011
                                               ----------------------------


Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number: 028-13200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David P. Tuttle
Title:   Managing Director & CCO
Phone:   (203) 655-3323

Signature, Place, and Date of Signing:

/s/ David P. Tuttle                   Darien, CT               January 26, 2012
-------------------            ---------------------          ------------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 77
                                                 ---------------

Form 13F Information Table Value Total:             $285,365
                                                  (thousands)
                                                 ---------------


                          MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   12/31/2011


                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
APPLE,  INC.                   COM              037833100    15149    37406 SH       SOLE                      0        0    37406
ABBOTT LABORATORIES            COM              002824100     6092   108348 SH       SOLE                      0        0   108348
AGNICO EAGLE MINES             COM              008474108     1100    30285 SH       SOLE                      0        0    30285
AMAZON COM INC                 COM              023135106     4263    24625 SH       SOLE                      0        0    24625
AMPHENOL CORP                  COM              032095101     5588   123115 SH       SOLE                      0        0   123115
AMERICAN EXPRESS CO.           COM              025816109     1367    28982 SH       SOLE                      0        0    28982
BANK OF AMERICA CORPORATION    COM              060505104       64    11530 SH       SOLE                      0        0    11530
BANK OF AMERICA WARRANT EXP  / WARRANTS         060505146       66    32500 SH       SOLE                      0        0    32500
BAKER HUGHES INC               COM              057224107     3645    74940 SH       SOLE                      0        0    74940
BANK OF NEW YORK MELLON CORP   COM              064058100      436    21882 SH       SOLE                      0        0    21882
VANGUARD LONG TERM BOND E      ETF              921937793     4501    48915 SH       SOLE                      0        0    48915
BERKSHIRE HATHAWAY INC. DEL    COM              084670702     3449    45204 SH       SOLE                      0        0    45204
BLACKSTONE                     COM              09253U108      716    51100 SH       SOLE                      0        0    51100
CAPSTONE THERAPEUTICS CORP     COM              14068E109        5    19923 SH       SOLE                      0        0    19923
CBRE GROUP, INC.               COM              12504L109     3184   209180 SH       SOLE                      0        0   209180
CERNER CORP.                   COM              156782104      234     3820 SH       SOLE                      0        0     3820
CANADIAN NAT RES LTD           COM              136385101      204     5460 SH       SOLE                      0        0     5460
CAPITAL ONE                    COM              14040H105     2925    69160 SH       SOLE                      0        0    69160
CAPITAL ONE FINL CORP WT EXP 1 WARRANTS         14040H139     1308    88725 SH       SOLE                      0        0    88725
COSTCO WHOLESALE CORP          COM              22160K105     1726    20720 SH       SOLE                      0        0    20720
CISCO SYSTEMS                  COM              17275R102     1647    91101 SH       SOLE                      0        0    91101
CHEVRON CORPORATION            COM              166764100     1143    10747 SH       SOLE                      0        0    10747
DANAHER CORPORATION            COM              235851102    11295   240120 SH       SOLE                      0        0   240120
EXPRESS SCRIPTS CL A           COM              302182100      229     5120 SH       SOLE                      0        0     5120
SPDR S&P EMERGING MARKETS SM L ETF              78463X756      326     8630 SH       SOLE                      0        0     8630
FREEPORT MCMORAN COPPER & GO D COM              35671D857     3873   105285 SH       SOLE                      0        0   105285
FACTSET                        COM              303075105     6230    71382 SH       SOLE                      0        0    71382
MARKET VECTORS JR GOLD MINER   ETF              57060U589     2221    89900 SH       SOLE                      0        0    89900
GENERAL ELECTRIC CO            COM              369604103     5634   314584 SH       SOLE                      0        0   314584
GREENHILL & CO INC             COM              395259104      456    12550 SH       SOLE                      0        0    12550
GENERAL MILLS INC              COM              370334104     1049    25970 SH       SOLE                      0        0    25970
SPDR GOLD TR                   ETF              78463V107    10691    70341 SH       SOLE                      0        0    70341
HONEYWELL INTL INC             COM              438516106     8284   152415 SH       SOLE                      0        0   152415
INTERNATIONAL BUSINESS MACHS   COM              459200101     7339    39912 SH       SOLE                      0        0    39912
ISHARES DJ US OIL EQUIP        ETF              464288844      594    11440 SH       SOLE                      0        0    11440
ISHARES TR S&P MIDCAP 400 IN E ETF              464287507     1978    22575 SH       SOLE                      0        0    22575
ISHARES MID CAP 400 GROWTH     ETF              464287606      291     2945 SH       SOLE                      0        0     2945
ISHARES TR S&P SMALL CAP 600 I ETF              464287804      650     9520 SH       SOLE                      0        0     9520
ISHARES SMALL CAP 600 GROWTH   ETF              464287887      278     3739 SH       SOLE                      0        0     3739
INTEL CORPORATION              COM              458140100     2295    94646 SH       SOLE                      0        0    94646
ILLINOIS TOOL WORKS INC.       COM              452308109      288     6164 SH       SOLE                      0        0     6164
JOHNSON & JOHNSON              COM              478160104     8098   123479 SH       SOLE                      0        0   123479
JPMORGAN CHASE & COMPANY       COM              46625H100     6512   195837 SH       SOLE                      0        0   195837
JPMORGAN CHASE & CO WARRANT  X WARRANTS         46634E114     1350   158800 SH       SOLE                      0        0   158800
COCA-COLA                      COM              191216100     8268   118169 SH       SOLE                      0        0   118169
LOGMEIN                        COM              54142L109      877    22750 SH       SOLE                      0        0    22750
LAS VEGAS SANDS CORP           COM              517834107     7800   182535 SH       SOLE                      0        0   182535
MC DONALD'S CORP               COM              580135101     2487    24785 SH       SOLE                      0        0    24785
3M CO.                         COM              88579Y101     1675    20492 SH       SOLE                      0        0    20492
ALTRIA GROUP INC.              COM              02209S103      215     7250 SH       SOLE                      0        0     7250
MICROSOFT CORP                 COM              594918104     3003   115661 SH       SOLE                      0        0   115661
ISHARES S&P NATIONAL MUNI      ETF              464288414      476     4400 SH       SOLE                      0        0     4400
ORACLE CORPORATION             COM              68389X105     5907   230275 SH       SOLE                      0        0   230275
PENN NATIONAL GAMING, INC.     COM              707569109     5953   156365 SH       SOLE                      0        0   156365
PEPSICO INC.                   COM              713448108     1289    19425 SH       SOLE                      0        0    19425
PFIZER, INC.                   COM              717081103      275    12726 SH       SOLE                      0        0    12726
PROCTER & GAMBLE               COM              742718109     7640   114525 SH       SOLE                      0        0   114525
PHILIP MORRIS INTL INC         COM              718172109      534     6799 SH       SOLE                      0        0     6799
TRANSOCEAN LTD                 COM              H8817H100      222     5793 SH       SOLE                      0        0     5793
STARBUCKS CORP                 COM              855244109     7465   162255 SH       SOLE                      0        0   162255
SIGMA ALDRICH CORP             COM              826552101     2928    46880 SH       SOLE                      0        0    46880
SAKS INCORPORATED              COM              79377W108      180    18420 SH       SOLE                      0        0    18420
SCHLUMBERGER LTD               COM              806857108    11232   164420 SH       SOLE                      0        0   164420
ISHARES SILVER TRUST           ETF              46428Q109      350    13000 SH       SOLE                      0        0    13000
SANDISK CORP. INC.             COM              80004C101      762    15475 SH       SOLE                      0        0    15475
S P D R TRUST UNIT SR 1        ETF              78462F103     4620    36815 SH       SOLE                      0        0    36815
SUNCOR ENERGY INC NEW          COM              867224107     1778    61670 SH       SOLE                      0        0    61670
TEVA PHARMACEUTICALS INDS. A R COM              881624209     4386   108670 SH       SOLE                      0        0   108670
U S BANCORP                    COM              902973304      608    22460 SH       SOLE                      0        0    22460
UNITED TECHNOLOGIES CORP       COM              913017109     8178   111895 SH       SOLE                      0        0   111895
VARIAN MEDICAL                 COM              92220P105     9108   135680 SH       SOLE                      0        0   135680
VANGUARD TOTAL INTL STOCK IN E ETF              921909602      592    45352 SH       SOLE                      0        0    45352
VANGUARD EMERGING MARKETS      ETF              922042858    13039   341248 SH       SOLE                      0        0   341248
WELLS FARGO                    COM              949746101     8585   311489 SH       SOLE                      0        0   311489
WELLS FARGO WT EXP 10/28/18    Warrants         949746119      188    21900 SH       SOLE                      0        0    21900
WEATHERFORD                    COM              H27013103      824    56250 SH       SOLE                      0        0    56250
EXXON MOBIL CORPORATION        COM              30231G102    25148   296691 SH       SOLE                      0        0   296691